Postretirement Health-Care And Life-Insurance Plans (Schedule Of Net Periodic Benefit Cost) (Details) (USD $) In Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jul. 03, 2010	Jun. 27, 2009	Jul. 02, 2011 Postretirement Health-Care And Life Insurance Plan [Member]	Jul. 03, 2010 Postretirement Health-Care And Life Insurance Plan [Member]	Jun. 27, 2009 Postretirement Health-Care And Life Insurance Plan [Member]
Service cost				$ 2	$ 1	$ 3
Interest cost				5	6	8
Net amortization and deferral				(13)	(13)	(11)
Net periodic benefit cost (income)				(6)	(6)
Curtailment (gains)	$ 25	$ 10	$ 17			$ (12)